Flight equipment-aircraft	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Flight equipment-aircraft
(3)	Flight equipment—aircraft

Flight equipment and related accumulated depreciation are as follows:

	2013	2014
Flight equipment—aircraft	4,400,089	6,036,199
Less accumulated depreciation	(266,904)	(429,643)

Total flight equipment, net	4,133,185	5,606,556

At December 31, 2014 the Company owned 126 aircraft (2013: 99 aircraft including assets held for sale). During the year ended December 31, 2014, the Company sold 9 aircraft (2013: 13 aircraft; 2012: 4 aircraft), while no aircraft suffered a total loss during the year (2013: 1 aircraft). This aircraft’s carrying value was fully disposed of as at December 31, 2013; (2012: Nil). In addition the Company purchased 36 aircraft (2013: 26 aircraft).

At December 31, 2014, the Company had 2 aircraft (2013: 2 aircraft) held under capital lease. The carrying value of these aircraft at December 31, 2014 was US$137.6m (December 31, 2013: US$143.4m). The accumulated depreciation relating to the aircraft held under capital lease at December 31, 2014 was US$21m (December 31, 2013: US$15m). The depreciation charge for the year ended December 31, 2014 relating to these aircraft was US$5.8m (December 31, 2013: US$5.8m)

At December 31, 2014, the Company had no aircraft which met the criteria of ASC 360, Property, Plant and Equipment (“ASC 360”) to be classified as held for sale (2013: 1 aircraft). See note 5 for details of assets held for sale.

The Company’s obligations under its secured bank loans are secured by charges over, amongst other things, the Company’s aircraft and related assets with a carrying value at December 31, 2014 of US$5.6bn (2013: US$4.1bn).

Flight equipment are assessed for recoverability in accordance with ASC 360, at each reporting date or whenever events or changes in circumstances indicate that their carrying value may not be recoverable. No impairment charge has been required to be recorded in 2014 (2013: US$Nil; 2012: US$Nil).

The Company develops the assumptions used in the recoverability assessment based on its knowledge of active lease contracts, current and future expectations of the global demand for particular aircraft types and historical experience in the aircraft leasing market and aviation industry, as well as information received from third-party sources. The factors considered in estimating the future cash flows are impacted by changes in contracted lease rates, future projected lease rates, transition costs, estimated downtime, estimated residual values, economic conditions, technology and airline demand for particular aircraft types.

The Company has defined a threshold of 10% for determining whether the undiscounted cash flows substantially exceed the carrying value of the aircraft. All of the aircraft held by the Company exceeded this 10% threshold on December 31, 2014. The aggregated carrying value of the aircraft on December 31, 2014 amounted to US$5.6bn (2013: US$4.1bn).